Subsequent events - Additional Information (Detail)							1 Months Ended	12 Months Ended
	Apr. 05, 2023 EUR (€) shares € / shares	Mar. 31, 2023 EUR (€)	Feb. 28, 2023 EUR (€) shares	Jan. 25, 2023 store	Dec. 17, 2021 EUR (€) shares	Feb. 04, 2021 shares	Dec. 31, 2021 shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Mar. 14, 2023 shares	Feb. 28, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Redemption of warrants | €					€ 455,000,000			€ 0	€ 455,000,000	€ 0
Percent of shares released from escrow											70.00%
Number of other equity instruments granted in share based payment arrangement (in shares)						2,520,000
Equity settled share based payments
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments outstanding (in shares)							0		0				1,951,500
Number of other equity instruments granted in share based payment arrangement (in shares)								2,088,500
Performance share units | Equity settled share based payments
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments outstanding (in shares)							0		0				1,366,050
Number of other equity instruments granted in share based payment arrangement (in shares)								1,461,950
Performance share units | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments outstanding (in shares)							900,000		900,000	0			880,000
Number of other equity instruments granted in share based payment arrangement (in shares)									900,000
Performance share units | Tranche one | Equity settled share based payments
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)								240,000
Performance share units | Tranche one | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)							450,000
Performance share units | Tranche two | Equity settled share based payments
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)								360,000
Performance share units | Tranche two | Equity settled share based payments | Zegna directors, excluding the CEO, key executives, and other employees
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)							450,000
Public warrants
Disclosure of non-adjusting events after reporting period [line items]
Exercise price of warrants (in USD per share) | $ / shares													$ 11.50
Number of other equity instruments outstanding (in shares)					13,416,637		13,416,637		13,416,637				13,416,636
Public warrants | Equals or exceeds USD10.00 per share (in USD per share)
Disclosure of non-adjusting events after reporting period [line items]
Redemption price per warrant (in USD per share)													0.10
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Number of retail stores acquired | store				17
Major business combination | Norda Run
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in associate		25.00%
Cash consideration | €		€ 7,100,000
Acquisition period		9 years
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)			5,761,067
Dividends declared (in EUR per share) | € / shares	€ 0.10
Dividends declared | €	€ 25,000,000
Major ordinary share transactions | Escrow Shares | Zegna Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)											3,521,875
Major ordinary share transactions | Equity settled share based payments | Zegna Ordinary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of other equity instruments granted in share based payment arrangement (in shares)	588,000
Major ordinary share transactions | Public warrants | Equals or exceeds USD10.00 per share (in USD per share)
Disclosure of non-adjusting events after reporting period [line items]
Redemption price per warrant (in USD per share)												0.10
Major ordinary share transactions | Warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants exercised (in shares)			408,667
Exercise price of warrants (in USD per share) | $ / shares												$ 11.50
Proceeds from exercise of warrants | €			€ 4,700,000
Number of warrants exercised on cashless basis (in shares)			19,322,846
Warrants exchanged for ordinary shares (in shares)			0.277
Percent of outstanding warrants exercised			98.00%
Percent of outstanding warrants exercised, cash			2.00%
Percent of outstanding warrants exercised, cashless basis			96.00%
Number of other equity instruments outstanding (in shares)												385,123
Redemption of warrants | €			€ 38,500